Average Annual Total Returns - VIPGrowthIncomePortfolio-InvestorPRO - VIPGrowthIncomePortfolio-InvestorPRO - VIP Growth & Income Portfolio	Apr. 29, 2024
VIP Growth & Income Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	18.62%
Past 5 years	14.70%
Past 10 years	10.18%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%